Other current receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Receivables [Abstract]
Summary of Other Current Receivables	Other current receivables are analysed as follows:
	31/12/20	31/12/19
VAT	3,690	3,939
Receivables from National Institute for Social Security	3,725	2,004
Other	2,418	1,780
Total	9,833	7,723